Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Professional expenses	$ 68	$ 296	$ 108
Utilities	36	46	95
Deferred financing costs	1,410	787	100
Legal	2	67	84
Employee compensation	342	131	20
Other	228	275	134
Total accrued expenses and other current liabilities	$ 2,086	$ 1,602	$ 541